BARINGS FUNDS TRUST
SUPPLEMENT DATED APRIL 17, 2018
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED NOVEMBER 1, 2017,
AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME
Barings Emerging Markets Debt Blended Total Return Fund
(the “Fund”)
Effective March 22, 2018, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Fund’s Prospectus entitled “Fund Summaries — Barings Emerging Markets Debt Blended Total Return Fund — Portfolio Management” on page 41.
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Ricardo Adrogué	Since inception	Portfolio Manager
Cem Karacadag	Since inception	Portfolio Manager
Brigitte Posch	Since inception	Portfolio Manager (with sub-adviser)
Effective March 22, 2018, the following supplements, and to the extent inconsistent therewith, supersedes the information with respect to the Fund contained in the Section of the Fund’s Prospectus entitled “Management of the Funds — Portfolio Management” starting on page 90.
PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Ricardo Adrogué Portfolio Manager	Since Inception	Dr. Adrogué is a Managing Director and Head of Barings’ Emerging Markets Debt Group. Prior to joining Barings, he worked at Cabezon Investment Group, LLC. Prior to Cabezon, Dr. Adrogué built a successful track record for Wellington Management Company’s Emerging Markets Local Debt program where he managed over $11 billion. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund and Barings Emerging Markets Local Currency Debt Fund.
Cem Karacadag Portfolio Manager	Since Inception	Mr. Karacadag is a Managing Director and co-manager of Barings’ Emerging Markets Sovereign Debt strategy and backup manager for Barings’ Local Debt strategy. He was most recently at Oppenheimer Funds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund and Barings Emerging Markets Local Currency Debt Fund.
Brigitte Posch Portfolio Manager	Since Inception	Ms. Posch is a Managing Director and Head of Emerging Markets Corporate Group and portfolio manager for Barings. Prior to joining Barings in October 2013, she was an executive vice president, portfolio manager and Head of Emerging Markets Corporates at PIMCO. Before joining PIMCO, she was a managing director and Head of Latin America securitization and trading at Deutsche Bank. She shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Effective March 22, 2018, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Fund’s Statement of Additional Information (“SAI”) entitled “Information Regarding Portfolio Managers — Portfolio Managers — Barings Emerging Markets Debt Blended Total Return Fund” on page 63.
Portfolio Team	Account Category	Number of Accounts Managed	Asset Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Assets Managed in Accounts with Performance- Based Advisory Fee (millions)
Ricardo Adrogué	Registered Investment Companies	1	$5	0	N/A
	Other Pooled Investment Vehicles	4	$560	0	N/A
	Other Accounts	6	$4,748	0	N/A
Cem Karacadag	Registered Investment Companies	1	$5	0	N/A
	Other Pooled Investment Vehicles	3	$527	0	N/A
	Other Accounts	0	N/A	0	N/A
Brigitte Posch	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	3	$239	0	N/A
	Other Accounts	1	$3,898	0	N/A
Effective March 22, 2018, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Fund’s SAI entitled “Information Regarding Portfolio Managers — Portfolio Managers — Ownership of Securities” on page 66.
As of June 30, 2017, Craig Abouchar, Ricardo Adrogué, William Awad, III, Nat Barker, Ronald Desautels, Stephen Ehrenberg, Sean Feeley, Michael Freno, Martin Horne, Cem Karacadag, Tom McDonnell, David Mihalick, David Nagle, Brigitte Posch, Scott Roth and Chris Sawyer do not directly or indirectly own any shares of the Funds.
Please Retain This Supplement for Future Reference